Acquisitions and disposals	12 Months Ended
Dec. 31, 2025
Acquisitions and disposals
Acquisitions and disposals

27. Acquisitions and disposals

Business combinations where common control exists at the time of the transaction are accounted for by adopting the principles of predecessor accounting. All assets and liabilities acquired are recognised at their previous carrying values with effect from the beginning of the earliest period reported in the financial statements. No new goodwill arises from such transactions and the differences between the fair value of the consideration paid and the carrying value of assets and liabilities acquired is recorded within equity in the merger reserve.

Business combinations where common control does not exist before the transaction are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration. Where the consideration transferred, together with the non-controlling interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill, denominated in the currency of the operation acquired.

The costs related to business combinations are charged to the income statement in the period in which they are incurred. Where not all the equity of a subsidiary is acquired, the non-controlling interest is recognised either at fair value or at the non-controlling interest’s share of the net assets of the subsidiary, on a case-by-case basis.

Disposal groups are generally measured at the lower of their carrying value or fair value less costs to sell. Any gain or loss resulting from the disposal is recognised in the consolidated income statement.

Transactions with non-controlling interests are accounted for within equity. Where the Group has issued a put option over shares held by a non-controlling interest, the Group derecognises the non-controlling interests and instead recognises a financial liability for the amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.

Acquisitions

In China, the Group’s OTC business (which represents c.40% of Haleon’s total China business) is conducted through a subsidiary. The subsidiary Tianjin TSKF Pharmaceutical Co., Ltd. (TSKF) was a joint venture between Haleon, the Tianjin Pharmaceutical Group (TPG) and Tianjin Pharmaceutical Da Ren Tang Group Corporation Limited (DRTG).

On 27 December 2024, Haleon completed the purchase of 33% of the equity interest in TSKF from the partners, TPG and DRTG for a total consideration of RMB 4,465 million (£486 million). The transactions were recognised in retained earnings. Haleon also signed an amended Joint Venture Agreement with DRTG which gave the Group an option to buy the remaining 12% of TSKF. The Group recognised a financial liability of £177m as the option value. The option value was determined based on the same equity value used for the 33% equity interest purchase. As a result, because the Haleon option over the shares to be purchased gave Haleon present access to returns over these shares held by DRTG, the non-controlling interest presented in equity for the 12% was derecognised.

On 27 June 2025, Haleon completed the purchase of the remaining 12% equity interest in TSKF from the partner, DRTG for a total consideration of RMB 1,623 million (£0.2 billion). Prior to this transaction, the Group already had control over TSKF and therefore it was consolidated but post this transaction, TSKF is a wholly owned subsidiary of the Group.

Disposals

During the year ended 31 December 2025, there were no new disposals by the Group, however, the Group recognised a further £12m gain in relation to the sale of the Nicotine Replacement Therapy (NRT) business which took place in 2024.

On 30 September 2024, the Group completed the sale of the NRT business outside the US to Dr Reddy’s Laboratories SA for a total consideration of £485m (with additional proceeds from the transfer of inventory). This comprises an upfront payment of £458m and a deferred, performance-based consideration with an estimated fair value of £27m as of 30 September 2024. The Group recognised a £121m gain on disposal in 2024, net of deal costs. In addition, the Group previously incurred £10m of deal costs in 2023.

On 31 May 2024, the Group completed the disposal of the rights in the ChapStick brand to Suave Brands Company, a portfolio company of Yellow Wood Partners, for a cash consideration of £324m ($410m), as well as a passive minority interest valued at £80m in the Suave Brands Company. No pre-tax loss or gain was recognised on the disposal.